Income tax (Tables)	6 Months Ended
Mar. 31, 2022
Income tax
Schedule of income tax reconciled to profit before income tax

Note 6. Income tax

The income tax expense is reconciled to the profit before income tax as follows:

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 22	Mar 22
$m	2022	2021	2021	- Sept 21	- Mar 21
Profit before income tax	4,718	3,440	5,061	37	(7)
Tax at the Australian company tax rate of 30%	1,415	1,032	1,518	37	(7)
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	28	31	28	(10)	—
Life insurance:
Tax adjustment on policyholder earnings	—	1	2	(100)	(100)
Adjustment for life business tax rates	—	—	—	—	—
Other non-assessable items	(34)	(4)	(2)	large	large
Other non-deductible items	47	176	76	(73)	(38)
Adjustment for overseas tax rates	(15)	(6)	(10)	150	50
Income tax (over)/under provided in prior periods	7	1	2	large	large
Other items	(14)	191	2	large	large
Total income tax expense[1]	1,434	1,422	1,616	1	(11)
Effective income tax rate	30.39%	41.34%	31.93%	large	(154 bps)

1.	As the Bank levy is not a levy on income, it is not included in income tax. It is included in Note 3.